Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Share Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance, beginning of year (in shares) at Dec. 31, 2023			81,720,996
Balance, beginning of year at Dec. 31, 2023		$ 7,223	$ 2,607	$ 4,913	$ (297)
Profit (loss)		(5)		(5)
Translation loss on foreign operations		(24)			(24)
Actuarial gain on retirement benefits, net of tax		8		8
Issuance of common shares			12,550
Repurchase of Common shares for cancellation		1	$ 1
Repurchase of common shares for cancellation (in share)			(1,745,280)
Repurchase of Common shares for cancellation		(147)	$ (59)	(88)
Dividends declared	[1]	(102)		(102)
Balance, end of year (in shares) at Dec. 31, 2024			79,988,266
Balance, end of year at Dec. 31, 2024		6,954	$ 2,549	4,726	(321)
Profit (loss)		(937)		(937)
Translation loss on foreign operations		44			44
Actuarial gain on retirement benefits, net of tax		16		16
Issuance of common shares			4,700
Repurchase of common shares for cancellation (in share)			(1,693,144)
Repurchase of Common shares for cancellation		(127)	$ (54)	(73)
Dividends declared	[1]	(101)		(101)
Balance, end of year (in shares) at Dec. 31, 2025			78,299,822
Balance, end of year at Dec. 31, 2025		$ 5,849	$ 2,496	$ 3,630	$ (277)

[1]	Cash dividends declared during the year ended December 31, 2024 were $1.26 per share. Cash dividends declared during the year ended December 31, 2025 were $1.28 per share.